Property, equipment and software, net - Schedule of Property, Equipment and Software, Net (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	¥ 168,079,000		¥ 55,481,000
Less: Accumulated depreciation and amortization	(10,804,000)		(6,297,000)
Provision for the impairment of property, equipment and software	(210,000)		0
Property, equipment and software, net	157,065,000		49,184,000
Depreciation, Depletion and Amortization	4,507,000	$ 617	3,830,000	¥ 1,807,000
Research and development expenses
Property, Plant and Equipment, Gross [Abstract]
Depreciation, Depletion and Amortization	3,841,000		3,491,000	1,611,000
Sales and marketing expenses
Property, Plant and Equipment, Gross [Abstract]
Depreciation, Depletion and Amortization	171,000		115,000	40,000
General and administrative expenses
Property, Plant and Equipment, Gross [Abstract]
Depreciation, Depletion and Amortization	495,000		224,000	¥ 156,000
Building
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	41,484,000		42,041,000
Building improvement
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	1,632,000		1,130,000
Leasehold improvements
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	148,000		156,000
Computers and electronic equipment
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	9,836,000		5,515,000
Furniture
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	1,155,000		980,000
Motor vehicles
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	358,000		351,000
Software
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	5,524,000		5,308,000
Construction in progress
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	¥ 107,942,000		¥ 0